UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Samsung Life Investment (America), Ltd.
Address: 152 West 57th Street, 7th Floor
         New York, NY  10019

13F File Number:  028-NEW

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Kugjae Lee
Title:     Compliance Officer
Phone:     212-421-6753

Signature, Place, and Date of Signing:

 /s/  Kugjae Lee     New York, NY     January 23, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    57

Form 13F Information Table Value Total:    $104,312 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERCROMBIE & FITCH CO         CL A             002896207     1436    29400 SH       SOLE                        0        0    29400
ALEXION PHARMACEUTICALS INC    COM              015351109      615     8600 SH       SOLE                        0        0     8600
AMAZON COM INC                 COM              023135106     2974    17180 SH       SOLE                        0        0    16600
AMGEN INC                      COM              031162100     1586    24700 SH       SOLE                        0        0    24700
APACHE CORP                    COM              037411105      761     8400 SH       SOLE                        0        0     8400
APPLE INC                      COM              037833100     5010    12370 SH       SOLE                        0        0    12100
ARUBA NETWORKS INC             COM              043176106      521    28130 SH       SOLE                        0        0    24400
AT&T INC                       COM              00206R102     1282    42400 SH       SOLE                        0        0    42400
BANK OF AMERICA CORPORATION    COM              060505104     2986   536961 SH       SOLE                        0        0   536961
BARRICK GOLD CORP              COM              067901108     1883    41605 SH       SOLE                        0        0    41605
BOEING CO                      COM              097023105     4240    57800 SH       SOLE                        0        0    57800
BORGWARNER INC                 COM              099724106     1056    16560 SH       SOLE                        0        0    16000
CAMERON INTERNATIONAL CORP     COM              13342B105      841    17100 SH       SOLE                        0        0    17100
CAPITAL ONE FINL CORP          COM              14040H105     2601    61500 SH       SOLE                        0        0    61500
CATERPILLAR INC DEL            COM              149123101     2039    22500 SH       SOLE                        0        0    22500
CHEVRON CORP NEW               COM              166764100     1138    10700 SH       SOLE                        0        0    10700
CHIPOTLE MEXICAN GRILL INC     COM              169656105     1572     4653 SH       SOLE                        0        0     4653
CISCO SYS INC                  COM              17275R102     3480   192500 SH       SOLE                        0        0   185900
CITIGROUP INC                  COM NEW          172967424     4604   175000 SH       SOLE                        0        0   175000
CITRIX SYS INC                 COM              177376100      820    13500 SH       SOLE                        0        0    12400
CONOCOPHILLIPS                 COM              20825C104     2988    41000 SH       SOLE                        0        0    41000
DISCOVER FINL SVCS             COM              254709108     1102    45900 SH       SOLE                        0        0    45900
DOVER CORP                     COM              260003108     1678    28900 SH       SOLE                        0        0    28900
DU PONT E I DE NEMOURS & CO    COM              263534109     1850    40400 SH       SOLE                        0        0    40400
EATON CORP                     COM              278058102     1224    28120 SH       SOLE                        0        0    26600
EXPRESS SCRIPTS INC            COM              302182100     1117    25000 SH       SOLE                        0        0    25000
EXXON MOBIL CORP               COM              30231G102     2365    27900 SH       SOLE                        0        0    27900
FREEPORT-MCMORAN COPPER & GO   COM              35671D857     1553    42200 SH       SOLE                        0        0    42200
GOOGLE INC                     CL A             38259P508     1918     2970 SH       SOLE                        0        0     2800
HONEYWELL INTL INC             COM              438516106     1907    35080 SH       SOLE                        0        0    33700
INTERNATIONAL BUSINESS MACHS   COM              459200101     1210     6580 SH       SOLE                        0        0     6200
JPMORGAN CHASE & CO            COM              46625H100     3757   113000 SH       SOLE                        0        0   113000
MCDONALDS CORP                 COM              580135101     1284    12800 SH       SOLE                        0        0    12800
MEAD JOHNSON NUTRITION CO      COM              582839106     1148    16700 SH       SOLE                        0        0    16700
MEDCO HEALTH SOLUTIONS INC     COM              58405U102     1392    24900 SH       SOLE                        0        0    24900
MOSAIC CO NEW                  COM              61945C103     1372    27200 SH       SOLE                        0        0    27200
MYLAN INC                      COM              628530107     1039    48400 SH       SOLE                        0        0    48400
NATIONAL OILWELL VARCO INC     COM              637071101     1605    23600 SH       SOLE                        0        0    23600
ORACLE CORP                    COM              68389X105     3468   135200 SH       SOLE                        0        0   129200
PEABODY ENERGY CORP            COM              704549104      960    29000 SH       SOLE                        0        0    29000
PFIZER INC                     COM              717081103     1562    72200 SH       SOLE                        0        0    72200
PNC FINL SVCS GROUP INC        COM              693475105      675    11700 SH       SOLE                        0        0    11700
POLYPORE INTL INC              COM              73179V103      969    22030 SH       SOLE                        0        0    21000
QUALCOMM INC                   COM              747525103     1149    21000 SH       SOLE                        0        0    21000
RIVERBED TECHNOLOGY INC        COM              768573107      491    20900 SH       SOLE                        0        0    20000
SALESFORCE COM INC             COM              79466L302      416     4100 SH       SOLE                        0        0     4100
SCHLUMBERGER LTD               COM              806857108     2179    31900 SH       SOLE                        0        0    31900
SELECT SECTOR SPDR TR          SBI CONS STPLS   81369Y308     3411   105000 SH       SOLE                        0        0   105000
TESLA MTRS INC                 COM              88160R101      611    21400 SH       SOLE                        0        0    18800
TIFFANY & CO NEW               COM              886547108     1054    15900 SH       SOLE                        0        0    15900
UNITED THERAPEUTICS CORP DEL   COM              91307C102     1229    26000 SH       SOLE                        0        0    26000
UNITEDHEALTH GROUP INC         COM              91324P102     1115    22000 SH       SOLE                        0        0    22000
VMWARE INC                     CL A COM         928563402     2704    32500 SH       SOLE                        0        0    30500
WAL MART STORES INC            COM              931142103     3406    57000 SH       SOLE                        0        0    57000
WALGREEN CO                    COM              931422109     1081    32700 SH       SOLE                        0        0    32700
WELLS FARGO & CO NEW           COM              949746101     3825   138800 SH       SOLE                        0        0   138800
WHOLE FOODS MKT INC            COM              966837106     2053    29500 SH       SOLE                        0        0    29500